Expenses by nature	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Expenses by nature
18.	Expenses by nature
Expenses incurred for the years ended December 31, 2019, 2018 and 2017 from continuing operations are as follows:

Year ended December 31	2019	2018	2017
Personnel expenses
Salaries, fees and short-term benefits	$6,394	$7,696	$5,904
Share-based payments	417	1,022	491

	6,811	8,718	6,395
Depreciation, amortization and impairment	2,017	299	98
Research and development	2,887	5,306	3,539
Manufacturing	752	765	955
Inventory material costs	3,851	3,862	3,079
Write-down of inventory	1,983	95	385
Medical affairs	718	1,026	1,108
Administration	821	1,505	1,725
Selling and logistics	6,997	8,019	5,395
Professional fees	1,578	740	802

	$28,415	$30,335	$23,481